Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 SFr / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2023 SFr / shares
Earnings / (loss) per share
Net earnings / (loss) attributable to WISeKey International Holding Ltd (USD'000) | $	$ (6,072)	$ (13,446)	$ (15,360)
Class A Shares
Earnings / (loss) per share
Weighted Average Number of Shares Outstanding, Basic	1,600,880	1,600,880	1,600,880
Effect of potentially dilutive equivalent shares	392,270	392,270	392,720
Weighted Average Number of Shares Outstanding, Diluted	1,600,880	1,600,880	1,600,880
Net earnings / (loss) per Share
Basic weighted average loss per Share attributable to WISeKey International Holding Ltd (USD) | $ / shares	$ (0.15)	$ (0.39)	$ (0.51)
Basic weighted average loss per Share attributable to WISeKey International Holding Ltd (USD) | $ / shares	$ (0.15)	$ (0.39)	$ (0.51)
Common stock, par value (in dollar per share) | SFr / shares				SFr 0.01	SFr 0.01	SFr 0.25
Class B Shares
Earnings / (loss) per share
Weighted Average Number of Shares Outstanding, Basic	4,024,078	3,323,581	2,878,136
Effect of potentially dilutive equivalent shares	379,396	278,877	209,695
Weighted Average Number of Shares Outstanding, Diluted	4,024,078	3,323,581	2,878,136
Net earnings / (loss) per Share
Basic weighted average loss per Share attributable to WISeKey International Holding Ltd (USD) | $ / shares	$ (1.45)	$ (3.86)	$ (5.06)
Basic weighted average loss per Share attributable to WISeKey International Holding Ltd (USD) | $ / shares	$ (1.45)	$ (3.86)	$ (5.06)
Common stock, par value (in dollar per share) | SFr / shares				SFr 0.1	SFr 0.1	SFr 2.5